Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of share capital
	Number of shares	Amount USD

Issued ordinary shares with USD1 par value classified as equity instruments:
As at January 1, 2023/December 31, 2023/December 31, 2024	10,000	10,000